Cover	May 08, 2024
Cover [Abstract]
Entity Registrant Name	APPSOFT TECHNOLOGIES, INC.
Entity Central Index Key	0001651992
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 08, 2024
Entity File Number	333-206764
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-3427919
Entity Address Address Line 1	1225 Franklin Avenue
Entity Address Address Line 2	Suite 325
Entity Address City Or Town	Garden City
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11530
City Area Code	516
Local Phone Number	224-7717
Security 12g Title	common stock, par value $0.001 per share
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false